Deconsolidation of Ding Xin (Tables)	12 Months Ended
Dec. 31, 2022
Deconsolidation of Ding Xin [Abstract]
Schedule of Controlling Financial Interest in Subsidiary or Group of Assets	which indicates that A parent shall deconsolidate a subsidiary or derecognize a group of assets specified in paragraph 810-10-40-3A as of the date the parent ceases to have a controlling financial interest in that subsidiary or group of assets.
Fair value
Consideration	$15,326
Less: carrying amount of Ding Xin’s net assets	1,782,340
Loss from deconsolidation	(1,767,014)
Other comprehensive loss	(190,396)
Non-controlling interest	4,162
Net loss from deconsolidation of subsidiaries	$(1,953,248)